FRANKLIN FUND ALLOCATOR SERIES

SUPPLEMENT DATED JUNE 3, 2024

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED DECEMBER 1, 2023, OF

FRANKLIN U.S. CORE EQUITY (IU) FUND

FRANKLIN INTERNATIONAL CORE EQUITY (IU) FUND

FRANKLIN EMERGING MARKET CORE EQUITY (IU) FUND

(EACH, A “FUND” AND COLLECTIVELY THE “FUNDS”)

Effective June 3, 2024, the Prospectus and SAI of each Fund is amended as follows:

1) The following is added to the section titled “Fund Summaries – Portfolio Managers” in each Fund’s Prospectus:

Christopher W. Floyd, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2024.

2) The following is added to the section titled “Fund Details – Management” in each Fund’s Prospectus:

Christopher W. Floyd, CFA Portfolio Manager of Advisers
Mr. Floyd has been a portfolio manager of the Fund since June 2024. Mr. Floyd is a vice president and portfolio manager for Franklin Templeton Investment Solutions (“FTIS”). He joined Franklin Templeton in 2020. Prior to joining Franklin Templeton, Mr. Floyd was a member of the Equity Portfolio Manager group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create FTIS. Previously, Mr. Floyd served as a developed markets senior portfolio manager at Batterymarch Financial Management, Inc., which merged with QS Investors in 2014.

3) The following is added to the table in the section titled “Management and Other Services – Portfolio managers” in each Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Christopher W. Floyd*	Registered Investment Companies	22	4,137.39	None	None
	Other Pooled Investment Vehicles	12	1,183.61	None	None
	Other Accounts	11	357.52	None	None

*Information is provided as of April 30, 2024.

4) The following is added to the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in each Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Christopher W. Floyd*	None

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
*Information is provided as of April 30, 2024